Leases - Summary of Vessels operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Voyage and charter-in expenses	$ 18,869,082	$ 1,320,063	$ 10,505,532
Vessels Operating Leases
Lessee, Lease, Description [Line Items]
Voyage and charter-in expenses	18,869,082	$ 1,320,063	$ 10,505,532
Vessel Operating Lease
Lessee, Lease, Description [Line Items]
Voyage-in expenses, related party	$ 5,905,714